Credit Risk - Summary of Residential Mortgages by Loan to Value (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Credit risk [member]
Disclosure of credit risk exposure [line items]
Collateral against loans in negative equity	£ 757	£ 969